Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summarized Income (Loss) from Discontinued Operations, Net Of Tax
The summarized income from discontinued operations, net of tax, is presented below:

Year Ended
(in thousands)	December 31, 2015
Operating revenues	$397,404
Operating costs and expenses	(325,379)
Operating income	72,025
Non-operating expense	(1,288)
Income from discontinued operations	70,737
Provision for income taxes	27,783
Net Income from Discontinued Operations	42,954
Loss on disposition of discontinued operations	(732)
Provision for income taxes on disposition of discontinued operations	52
Income from Discontinued Operations, Net of Tax	$42,170

Cable Spin-Off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summarized Income (Loss) from Discontinued Operations, Net Of Tax
On July 1, 2015, the Company divested the following assets and liabilities which net to $406.5 million, or $312.3 million net of cash retained by Cable ONE on the Distribution Date:

As of
(in thousands)	July 1, 2015
Cash and cash equivalents	$94,115
Accounts receivable, net	29,778
Other current assets	14,182
Total current assets	138,075
Property, plant and equipment, net	612,812
Goodwill, net	85,488
Indefinite-lived intangible assets, net	496,321
Amortized intangible assets, net	510
Deferred charges and other assets	22,541
Total Assets	$1,355,747

Accounts payable and accrued liabilities	$70,920
Income taxes payable	2,962
Deferred revenue	21,883
Short-term borrowings	2,500
Total current liabilities	98,265
Accrued compensation and related benefits	24,227
Other liabilities	57
Deferred income taxes	279,245
Long-term debt	547,500
Total Liabilities	$949,294

Net assets divested in the Spin-Off	$406,453